HELD-FOR-SALE ASSETS	12 Months Ended
Dec. 31, 2014
HELD-FOR-SALE ASSETS
HELD-FOR-SALE ASSETS

4.HELD-FOR-SALE ASSETS

The Group’s logistic center and warehouse in Wujiang, Jiangsu Province (or “Logistic Center”) has completed construction and was put into use in 2012. In October 2013, management of the Company approved a plan to sell its Logistics Center including the prepaid land use right and it was reclassified as held-for-sale assets. The assets were written down to $40,707,051, representing the Company’s estimate of fair value less costs to sell as at December 31, 2013. The fair value was determined based on a memorandum of understanding that the Group entered into on October 31, 2013 with a 3rd party buyer (level 2). As a result, an impairment loss of $3,695,805 was recorded in selling, general and administrative expenses in the consolidated statements of comprehensive loss for the year ended December 31, 2013.

In July 2014, the Group changed the plan to sell the Logistic Center due to a shift in operating strategy. As such, the carrying amount of the related assets of the Logistic Center were reclassified from held-for-sale assets to property and equipment of $34,730,641 and prepaid land use right of $5,665,957 respectively, which represented the fair value of the Logistic Center upon reclassification.

In June 2014, management decided to discontinue the operations of and dispose the A&A business. As of June 30, 2014, the A&A business met all of the criteria of held for sale as set forth in ASC 360-10-45-9 and therefore was recorded as held-for-sale assets and liabilities at the expected selling price less cost to sell and resulted in an impairment loss of $9,280,050. The disposal of the A&A business resulted in a gain of $1,049,254 eventually, which was recorded in loss on discontinued operations together with the aforementioned impairment loss. For the statement of financial position to be comparable, assets and liabilities related to the A&A business as of December 31, 2013 were reclassified as held-for-sale at carrying amount as set forth in ASC 205-20-45-10.